Financial instruments - Fair values and risk management - Liquidity and capital management (Details) € in Millions, £ in Millions	1 Months Ended	12 Months Ended
	Oct. 31, 2021 GBP (£)	Mar. 31, 2022 EUR (€)	Mar. 31, 2022 GBP (£)	Mar. 31, 2021 EUR (€)	Mar. 31, 2020 EUR (€)
Disclosure of detailed information about financial instruments [line items]
Net cash inflow (outflow) in relation to property, plant and equipment		€ 957.0		€ 195.0	€ (579.0)
Cash generated from debt capital market issuances		1,200.0
Share buybacks		0.0		0.0	580.5
HMT and Bank of England Covid Corporate Financing Facility (CCFF)
Disclosure of detailed information about financial instruments [line items]
Repayment of borrowings | £	£ 600		£ 600
Cash and liquid resources
Disclosure of detailed information about financial instruments [line items]
Current financial assets		€ 3,626.0		€ 3,150.0	€ 3,808.0